Note 17 - Financial Instruments (Details) - Estimated Fair Value of Interest Rate Swap (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Note 17 - Financial Instruments (Details) - Estimated Fair Value of Interest Rate Swap [Line Items]
ALPHA BANK	$ 20,000	$ 20,000
ALPHA BANK	5 years
SWAP Number 1 [Member] | ALPHA [Member]
Note 17 - Financial Instruments (Details) - Estimated Fair Value of Interest Rate Swap [Line Items]
ALPHA BANK	20,000
ALPHA BANK	7 years
ALPHA BANK	Mar. 30, 2008
ALPHA BANK	10.85%
ALPHA BANK	$ (1,134)	$ (1,697)